SHARE-BASED COMPENSATION (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended					0 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended
	Jan. 09, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Jan. 09, 2009 Certain Employees [Member]	Jan. 09, 2009 Consultant [Member]	Jan. 10, 2008 Share Incentive Plan [Member]	Dec. 31, 2007 Share Incentive Plan [Member]	Feb. 05, 2008 Second Plan [Member]	Feb. 05, 2008 Second Plan [Member] Restricted stock [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2009 Maximum [Member]
Options authorized	260,002									2,500,000	4,190,748
Granted							80,640	100,002	716,226	2,050,900	2,397,301	1,078,785
Vesting period for plan								5 years		4 years	3 years
Contractual life of the option	10 years									10 years			6 years	10 years
Price per share	$ 1.283						$ 0.7	$ 0.7	$ 1.283
Share-based compensation			$ 217	$ (108,222)
Weighted average fair value of stock options granted					$ 0.22	$ 1.20